Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2023
Share-based payment transaction
Schedule of share-based payment expense

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Long-term incentives	33.1	909	1 001	1 042
Sasol Khanyisa Employee Share Ownership Plan (ESOP)	33.2	124	163	885
Tier 1 — Eligible Inzalo participants		—	—	567
Tier 2 — Qualifying employees		124	163	318

Equity-settled — recognised directly in equity		1 033	1 164	1 927

Long-term Incentive plan
Share-based payment transaction
Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2021	13 472 670	256,68
LTIs granted	3 822 529	246,26
LTIs exercised	(1 488 900)	461,96
Effect of CPTs and LTIs forfeited	(1 544 102)	351,79
Balance at 30 June 2022	14 262 197	222,16
LTIs granted	3 179 896	322,43
LTIs exercised*	(4 862 497)	280,69
Effect of CPTs and LTIs forfeited	(655 706)	244,41
Balance at 30 June 2023**	11 923 890	223,80
*	LTIs exercised in 2023 include 2 415 744 LTIs that were issued in October 2019 to qualifying employees who did not receive short-term incentives due to cash conservation measures.
**	The incentives outstanding as at 30 June 2023 have a weighted average remaining vesting period of 1,3 years (2022: 1,4 years). The exercise price of these options is Rnil.

Schedule of weighted average market price

	2023	2022
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	300,94	230,48

Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2023	2022
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	6,76 - 8,21	4,96 – 7,28
Risk-free interest rate — US$	(%)	1,45 - 2,37	0,32 – 1,45
Expected volatility	(%)	50,24	78,67
Expected dividend yield	(%)	6,37	2,90
Expected forfeiture rate	(%)	5	5
Expected vesting percentage	(%)	98,65	97,27
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years